Goldman Sachs International Equity ESG Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	7.36%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.88%	7.18%	8.59%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.34%	6.46%	8.03%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.01%	5.53%	6.85%